Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	June 30, 2026	December 31, 2025

Accounts receivable from third-party customers	$14,758,890	$10,968,823
Less: allowance for credit losses	(3,823,023)	(1,719,781)
Accounts receivable, net	$10,935,867	$9,249,042
	June 30, 2026	December 31, 2025

Accounts receivable from non-state-owned customers	$11,568,482	$8,282,192
Accounts receivable from state-owned customers	3,190,409	2,686,631
Less: allowance for credit losses	(3,823,023)	(1,719,781)
Accounts receivable, net	$10,935,867	$9,249,042

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	June 30, 2026	December 31, 2025

Beginning balance	$1,719,781	$367,577
Provision	2,027,423	1,336,110
Foreign currency translation adjustments	75,819	16,094
Ending balance	$3,823,023	$1,719,781